Intangible assets, net - Amortization expenses recognized (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net
2024	¥ 6,712
2025	6,329
2026	3,313
2027	1,610
2028 and thereafter	2,132
Net carrying amount	¥ 20,096	¥ 24,051